Stock-Based Compensation Plans -Cash Settled Stock Appreciation Rights Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 2 months	7 years 9 months 18 days	4 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.11%	28.32%	30.24%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.48%	1.19%	0.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at September 30, 2013	22,214
Weighted-average exercise price of shares reserved for issuance under non-option equity instrument agreements awarded that validly exist and are outstanding, including vested instruments.		18.10
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Share-Based Compensation Arrangement By Share-Based award other than options exercised during the period	(1,586)
Share-Based Compensation Arrangement other than Options forfeited during the period	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Stock Appreciation Rights, Expirations In Period	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Number	20,293
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Number	13,222
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Exercise Price	18.10
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Granted, Weighted Average Exercise Price	0.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures In Period, Weighted Average Exercise Price	0.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Expirations In Period, Weighted Average Exercise Price	0.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Weighted Average Exercise Price	18.10
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Weighted Average Exercise Price	18.10
Share-Based Compensation Arrangement By Share-Based Payment Award, Outstanding, Weighted Average Remaining Contractual Term	5 years 11 months 24 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 11 months 24 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Weighted Average Remaining Contractual Term	5 years 11 months 24 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Outstanding, Intrinsic Value	0.3
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Aggregate Intrinsic Value	0.3
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Aggregate Intrinsic Value	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years 6 months	3 years 6 months	4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.60%	27.60%	30.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.83%	0.82%	0.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Of Awards, Per Share	15.80	23.09	14.15